DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative assets and liabilities carrying value	1,115	(732)
Derivative assets	7,789	5,549
Derivative Instrument	6,674	6,281
Forward Contracts [Member] | Interest Rate Contract [Member]
Notional amounts	839	1,294
Derivative assets and liabilities carrying value	(19)	11
Swap [Member] | Interest Rate Contract [Member]
Notional amounts	114,940	119,978
Derivative assets and liabilities carrying value	1,323	680
Credit Derivatives [Member] | Interest Rate Contract [Member]
Notional amounts	5,748	4,363
Derivative assets and liabilities carrying value	135	(90)
Future [Member] | Interest Rate Contract [Member]
Notional amounts	262,847	182,997
Derivative assets and liabilities carrying value	(32)	(4)
Interest Rate Contract [Member]
Notional amounts	2,628,747	1,888,447
Derivative assets and liabilities carrying value	1,625	476
Interest Rate Contract [Member] | Future Purchase Commitments [Member]
Notional amounts	117,641	88,852
Derivative assets and liabilities carrying value	140	19
Interest Rate Contract [Member] | Future Sales Commitments [Member]
Notional amounts	145,206	94,145
Derivative assets and liabilities carrying value	(172)	(23)
Interest Rate Contract [Member] | Asset Position [Member]
Notional amounts	61,263	62,528
Derivative assets and liabilities carrying value	2,984	2,519
Interest Rate Contract [Member] | Liability Position [Member]
Notional amounts	53,677	57,450
Derivative assets and liabilities carrying value	(1,661)	(1,839)
Interest Rate Contract [Member] | Stock Options [Member]
Notional amounts	2,243,675	1,579,785
Derivative assets and liabilities carrying value	(143)	(91)
Interest Rate Contract [Member] | Options Purchase Commitments [Member]
Notional amounts	1,180,676	850,060
Derivative assets and liabilities carrying value	761	1,206
Interest Rate Contract [Member] | Options Sales Commitment [Member]
Notional amounts	1,062,999	729,725
Derivative assets and liabilities carrying value	(904)	(1,297)
Interest Rate Contract [Member] | Forward Contract Purchase Commitments [Member]
Notional amounts	539	839
Derivative assets and liabilities carrying value	63	92
Interest Rate Contract [Member] | Forward Contract Sales Commitments [Member]
Notional amounts	300	455
Derivative assets and liabilities carrying value	(82)	(81)
Interest Rate Contract [Member] | Credit Derivatives Purchase Commitments [Member]
Notional amounts	2,622	1,617
Derivative assets and liabilities carrying value	256	12
Interest Rate Contract [Member] | Credit Derivatives Sales Commitments [Member]
Notional amounts	3,126	2,746
Derivative assets and liabilities carrying value	(121)	(102)
Interest Rate Contract [Member] | Other Interest Rate [Member]
Notional amounts	698	30
Derivative assets and liabilities carrying value	361	(30)
Interest Rate Contract [Member] | Other Contract Purchase Commitments [Member]
Notional amounts	698	0
Derivative assets and liabilities carrying value	374	0
Interest Rate Contract [Member] | Other Contract Sales Commitments [Member]
Notional amounts	0	30
Derivative assets and liabilities carrying value	(13)	(30)
Forward Contracts [Member] | Foreign Exchange Contract [Member]
Notional amounts	35,880	11,809
Derivative assets and liabilities carrying value	(531)	(190)
Swap [Member] | Foreign Exchange Contract [Member]
Notional amounts	21,987	22,492
Derivative assets and liabilities carrying value	(333)	(196)
Credit Derivatives [Member] | Foreign Exchange Contract [Member]
Notional amounts	76	137
Derivative assets and liabilities carrying value	0	(1)
Future [Member] | Foreign Exchange Contract [Member]
Notional amounts	21,185	22,099
Derivative assets and liabilities carrying value	(14)	(4)
Foreign Exchange Contract [Member]
Notional amounts	160,231	209,408
Derivative assets and liabilities carrying value	(1,085)	(607)
Foreign Exchange Contract [Member] | Future Purchase Commitments [Member]
Notional amounts	8,128	3,160
Derivative assets and liabilities carrying value	0	22
Foreign Exchange Contract [Member] | Future Sales Commitments [Member]
Notional amounts	13,057	18,939
Derivative assets and liabilities carrying value	(14)	(26)
Foreign Exchange Contract [Member] | Asset Position [Member]
Notional amounts	7,378	9,820
Derivative assets and liabilities carrying value	(5)	295
Foreign Exchange Contract [Member] | Liability Position [Member]
Notional amounts	14,634	12,672
Derivative assets and liabilities carrying value	(328)	(491)
Foreign Exchange Contract [Member] | Stock Options [Member]
Notional amounts	80,459	145,350
Derivative assets and liabilities carrying value	(215)	(137)
Foreign Exchange Contract [Member] | Options Purchase Commitments [Member]
Notional amounts	37,198	80,571
Derivative assets and liabilities carrying value	792	527
Foreign Exchange Contract [Member] | Options Sales Commitment [Member]
Notional amounts	43,261	64,779
Derivative assets and liabilities carrying value	(1,007)	(664)
Foreign Exchange Contract [Member] | Forward Contract Purchase Commitments [Member]
Notional amounts	13,121	5,150
Derivative assets and liabilities carrying value	556	276
Foreign Exchange Contract [Member] | Forward Contract Sales Commitments [Member]
Notional amounts	22,759	6,659
Derivative assets and liabilities carrying value	(1,087)	(466)
Foreign Exchange Contract [Member] | Credit Derivatives Purchase Commitments [Member]
Notional amounts	54	137
Derivative assets and liabilities carrying value	1	1
Foreign Exchange Contract [Member] | Credit Derivatives Sales Commitments [Member]
Notional amounts	22	0
Derivative assets and liabilities carrying value	(1)	(2)
Foreign Exchange Contract [Member] | Other Interest Rate [Member]
Notional amounts	619	7,521
Derivative assets and liabilities carrying value	8	(79)
Foreign Exchange Contract [Member] | Foreign Exchange Contract Purchase Commitments [Member]
Notional amounts	259	3,234
Derivative assets and liabilities carrying value	191	420
Foreign Exchange Contract [Member] | Foreign Exchange Contract Sales Commitments [Member]
Notional amounts	360	4,287
Derivative assets and liabilities carrying value	(183)	(499)
Forward Contracts [Member] | Commodity Contract [Member]
Notional amounts	267	254
Derivative assets and liabilities carrying value	29	10
Swap [Member] | Commodity Contract [Member]
Notional amounts	397	195
Derivative assets and liabilities carrying value	(22)	(9)
Future [Member] | Commodity Contract [Member]
Notional amounts	2,132	6,403
Derivative assets and liabilities carrying value	(9)	(17)
Commodity Contract [Member]
Notional amounts	4,762	7,690
Derivative assets and liabilities carrying value	1	19
Commodity Contract [Member] | Future Purchase Commitments [Member]
Notional amounts	84	64
Derivative assets and liabilities carrying value	33	(12)
Commodity Contract [Member] | Future Sales Commitments [Member]
Notional amounts	2,048	6,339
Derivative assets and liabilities carrying value	(42)	(5)
Commodity Contract [Member] | Asset Position [Member]
Notional amounts	219	89
Derivative assets and liabilities carrying value	5	5
Commodity Contract [Member] | Liability Position [Member]
Notional amounts	178	106
Derivative assets and liabilities carrying value	(27)	(14)
Commodity Contract [Member] | Stock Options [Member]
Notional amounts	1,966	612
Derivative assets and liabilities carrying value	1	27
Commodity Contract [Member] | Options Purchase Commitments [Member]
Notional amounts	1,197	371
Derivative assets and liabilities carrying value	52	38
Commodity Contract [Member] | Options Sales Commitment [Member]
Notional amounts	769	241
Derivative assets and liabilities carrying value	(51)	(11)
Commodity Contract [Member] | Forward Contract Purchase Commitments [Member]
Notional amounts	200	254
Derivative assets and liabilities carrying value	48	10
Commodity Contract [Member] | Forward Contract Sales Commitments [Member]
Notional amounts	67	0
Derivative assets and liabilities carrying value	(19)	0
Commodity Contract [Member] | Other Commodities Purchase Commitments [Member]
Notional amounts	0	155
Derivative assets and liabilities carrying value	0	17
Commodity Contract [Member] | Other Commodities Sales Commitments [Member]
Notional amounts	0	71
Derivative assets and liabilities carrying value	0	(9)
Commodity Contract [Member] | Other Commodities [Member]
Notional amounts	0	226
Derivative assets and liabilities carrying value	0	8
Swap [Member] | Other Contract [Member]
Notional amounts	8	58
Derivative assets and liabilities carrying value	0	0
Credit Derivatives [Member] | Other Contract [Member]
Notional amounts	0	22
Derivative assets and liabilities carrying value	0	0
Future [Member] | Other Contract [Member]
Notional amounts	10	11
Derivative assets and liabilities carrying value	0	0
Other Contract [Member]
Notional amounts	18	91
Derivative assets and liabilities carrying value	0	0
Other Contract [Member] | Future Purchase Commitments [Member]
Notional amounts	1	2
Derivative assets and liabilities carrying value	0	0
Other Contract [Member] | Future Sales Commitments [Member]
Notional amounts	9	9
Derivative assets and liabilities carrying value	0	0
Other Contract [Member] | Asset Position [Member]
Notional amounts	1	1
Derivative assets and liabilities carrying value	0	0
Other Contract [Member] | Liability Position [Member]
Notional amounts	7	57
Derivative assets and liabilities carrying value	0	0
Other Contract [Member] | Credit Derivatives Purchase Commitments [Member]
Notional amounts	0	22
Derivative assets and liabilities carrying value	0	1
Other Contract [Member] | Credit Derivatives Sales Commitments [Member]
Notional amounts	0	0
Derivative assets and liabilities carrying value	0	(1)
Forward Contracts [Member] | Equity Contract [Member]
Notional amounts	1,419	0
Derivative assets and liabilities carrying value	1,393	0
Swap [Member] | Equity Contract [Member]
Notional amounts	61	138
Derivative assets and liabilities carrying value	2	81
Credit Derivatives [Member] | Equity Contract [Member]
Notional amounts	878	10
Derivative assets and liabilities carrying value	(1)	0
Future [Member] | Equity Contract [Member]
Notional amounts	5,875	5,276
Derivative assets and liabilities carrying value	0	0
Equity Contract [Member]
Notional amounts	17,102	7,999
Derivative assets and liabilities carrying value	(394)	(619)
Equity Contract [Member] | Future Purchase Commitments [Member]
Notional amounts	1,645	2,132
Derivative assets and liabilities carrying value	0	0
Equity Contract [Member] | Future Sales Commitments [Member]
Notional amounts	4,230	3,144
Derivative assets and liabilities carrying value	0	0
Equity Contract [Member] | Asset Position [Member]
Notional amounts	32	131
Derivative assets and liabilities carrying value	3	81
Equity Contract [Member] | Liability Position [Member]
Notional amounts	29	7
Derivative assets and liabilities carrying value	(1)	0
Equity Contract [Member] | Stock Options [Member]
Notional amounts	5,871	2,575
Derivative assets and liabilities carrying value	(935)	(700)
Equity Contract [Member] | Options Purchase Commitments [Member]
Notional amounts	4,181	1,812
Derivative assets and liabilities carrying value	147	48
Equity Contract [Member] | Options Sales Commitment [Member]
Notional amounts	1,690	763
Derivative assets and liabilities carrying value	(1,082)	(748)
Equity Contract [Member] | Forward Contract Purchase Commitments [Member]
Notional amounts	1,419	0
Derivative assets and liabilities carrying value	1,393	0
Equity Contract [Member] | Forward Contract Sales Commitments [Member]
Notional amounts	0	0
Derivative assets and liabilities carrying value	0	0
Equity Contract [Member] | Credit Derivatives Purchase Commitments [Member]
Notional amounts	227	10
Derivative assets and liabilities carrying value	4	1
Equity Contract [Member] | Credit Derivatives Sales Commitments [Member]
Notional amounts	651	0
Derivative assets and liabilities carrying value	(5)	(1)
Equity Contract [Member] | Other Interest Rate [Member]
Notional amounts	2,998	0
Derivative assets and liabilities carrying value	117	0
Equity Contract [Member] | Other Contract Purchase Commitments [Member]
Notional amounts	2,438	0
Derivative assets and liabilities carrying value	164	0
Equity Contract [Member] | Other Contract Sales Commitments [Member]
Notional amounts	560	0
Derivative assets and liabilities carrying value	(47)	0
Future [Member]
Derivative Instrument	(55)	(25)
Swap [Member]
Derivative Instrument	2,017	2,334
Forward Contracts [Member]
Derivative Instrument	1,188	547
Credit Derivatives [Member]
Derivative Instrument	(127)	(106)